Equity - Dividends and Allocation of Net Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders equity details [abstract]
Net income for the year attributable to shareholders of Ultrapar	R$ 1,150,421	R$ 1,526,505	R$ 1,537,837
Minimum mandatory dividends	575,210
Interim dividends paid (R$ 0.56 per share)	(304,241)
Mandatory dividends payable - Current liabilities	270,969
Additional dividends to the minimum mandatory dividends - equity	109,355
Dividends payable (R$ 0.70 per share)	380,324
Legal reserve (5% of the net income)	57,521
Statutory investments reserve	R$ 408,335